Insurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase in market interest rates impact on net income	$ (14)	$ 5
1% decrease in market interest rates impact on net income	17	(11)
10% increase in equity market values impact on net income	8	8
10% decrease in equity market values impact on net income	(10)	(22)
5% increase in maintenance expenses impact on net income	(37)	(37)
Life insurance [member]
Life Insurance
2% adverse change in annuitant mortality rates impact on net income	(287)	(278)
2% adverse change in assurance mortality rates impact on net income	(67)	(70)
5% adverse change in morbidity rates impact on net income	(213)	(219)
10% adverse change in lapse rates impact on net income	$ (253)	$ (252)